Annual Operating Expenses - VIPEmergingMarketsPortfolio-InvestorPRO - VIPEmergingMarketsPortfolio-InvestorPRO - VIP Emerging Markets Portfolio - VIP Emerging Markets Portfolio - Investor Class	Apr. 30, 2025
Operating Expenses:
Management fee	0.92%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual operating expenses	0.96%

[1]	A Adjusted to reflect current fees.